DERIVATIVE LIABILITY (Details) - 8% Convertible Promissory Note Due September 30, 2017 [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
Short-term Debt [Line Items]
Risk free interest rate	0.85%
Expected life of derivative liability	9 months
expected volatility of underlying stock	133.00%
Expected dividend rate	0.00%
Minimum [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.22
Maximum [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.23